Asset Retirement Obligation (Schedule of Change In Asset Retirement Obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation, Beginning of Year	$ 913	$ 966
Liabilities Incurred and Acquired	19	85
Liabilities Settled	(217)	(188)
Change in Estimated Future Cash Outflows	115	35
Accretion of asset retirement obligation	45	52	$ 53
Foreign Currency Translation	(61)	(37)
Asset Retirement Obligation, End of Year	$ 814	$ 913	$ 966